May 6, 2021

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company Massachusetts Mutual Variable Annuity Separate Account 4

MassMutual EnvisionSM

Initial Registration Statement on Form N-4

Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company and Massachusetts Mutual Variable Annuity Separate Account 4 (the “Separate Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-4 to register MassMutual EnvisionSM, a new individual flexible premium deferred variable annuity contract (the “Contract’’) issued by Massachusetts Mutual Life Insurance Company.

The Contract will be issued through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Financial statements, exhibits not included herein, and certain other information will be added by pre-effective amendment.

Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate the Staff’s review of this filing. I may be reached at (413) 218-0992 or at jrodolakis@massmutual.com.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis

Lead Counsel, Annuity Product & Operations

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.